Intangible Assets (Details) - Schedule of Company’s Amortization Expenses	Dec. 31, 2022 USD ($)
Schedule of Company’s Amortization Expenses [Abstract]
2023	$ 41,870
2024	83,740
2025	83,740
2026	82,953
2027	82,690
Thereafter	3,501,034
Total	$ 3,876,027